Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2014
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
a.  Basis of Presentation and Principles of Consolidation

The Company's consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and present the accounts of Globe Specialty Metals, Inc. and its consolidated subsidiaries. When the Company does not have a controlling interest in an entity, but exerts significant influence over the entity, the Company applies the equity method of accounting. For investments in which the Company does not have significant influence, the cost method of accounting is used.

All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
b.  Use of Estimates

The Company prepares its consolidated financial statements in accordance with U.S. GAAP. The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosure of contingent assets and liabilities. The Company based its estimates and judgments on historical experience, known or expected trends and other factors that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Revenue Recognition
c.  Revenue Recognition

Revenue is recognized in accordance with ASC Topic 605, Revenue Recognition (ASC 605), when title, ownership, and risk of loss pass to the customer, all of which occurs when products are delivered to the Company's customers or when products are picked up by a customer or a customer's carrier. Written sales terms, including the selling price, are determined at the time of shipment or delivery. We have not experienced significant credit issues with our customers.  Shipping and other transportation costs charged to buyers are recorded in both net sales and cost of goods sold. Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from net sales.

Foreign Currency Translation
d.  Foreign Currency Translation

The determination of the functional currency for the Company's subsidiaries is made based on appropriate economic factors, including the currency in which the subsidiary sells its products, the market in which the subsidiary operates, and the currency in which the subsidiary's financing is denominated. Based on these factors, management has determined that the U.S. dollar is the functional currency for Globe Metales. The functional currency for Yonvey is the Chinese renminbi. Yonvey's assets and liabilities are translated using current exchange rates in effect at the balance sheet date and for income and expense accounts using average exchange rates. The functional currency for Quebec Silicon is the Canadian dollar. Quebec Silicon's assets and liabilities are translated using current exchange rates in effect at the balance sheet date and for income and expense accounts using average exchange rates.  The functional currency for Siltech is the South African rand.  Siltech's assets and liabilities are translated using current exchange rates in effect at the balance sheet date and for income and expense accounts using average exchange rates. Resulting translation adjustments are reported as a separate component of stockholders' equity. Translation gains and losses are recognized on transactions in currencies other than the subsidiary's functional currency and included in the consolidated statement of operations for the period in which the exchange rates changed.

Cash and Cash Equivalents
e.  Cash and Cash Equivalents

Cash equivalents consist of highly liquid investments that are readily convertible into cash. Securities with contractual maturities of three months or less, when purchased, are cash equivalents. The carrying amount of these securities approximates fair value because of the short-term maturity of these instruments.

Refer to note 3 (Business Combinations) and note 17 (Stockholders' Equity) for supplemental disclosures of noncash investing and financing activities.

Marketable Securities
f. Marketable Securities

Marketable securities consist of trading and available-for-sale securities. Trading securities are bought and held principally for the purpose of selling them in the near term. Available-for-sale securities are not classified as either trading securities or as held-to-maturity securities. Unrealized holding gains and losses for trading securities are included in earnings. Unrealized holding gains and losses for available-for-sale securities are excluded from earnings and reported in other comprehensive income until realized.

Inventories
g.  Inventories

Cost of inventories is determined by the first-in, first-out method or, in certain cases, by the average cost method. Inventories are valued at the lower of cost or market value. Circumstances may arise (e.g., reductions in market pricing, obsolete, slow moving or defective inventory) that require the carrying amount of our inventory to be written down to net realizable value. The Company estimates market and net realizable value based on current and future expected selling prices, as well as expected costs to complete, including utilization of parts and supplies in the manufacturing process.

Property, Plant, and Equipment
h.  Property, Plant, and Equipment

Property, plant, and equipment are recorded at cost. Depreciation is calculated using the straight-line method based on the estimated useful lives of assets. The estimated useful lives of property, plant, and equipment are as follows:

Useful Lives
Asset Type:
Land improvements and land use rights	20 to 36 years
Buildings	35 to 40 years
Manufacturing equipment	5 to 25 years
Furnaces	10 to 20 years
Other	2 to 10 years

Costs that do not extend the life of an asset, materially add to its value, or adapt the asset to a new or different use are considered repair and maintenance costs and expensed as incurred.

Costs for mineral properties, which are incurred to expand capacity of operating mines, are capitalized and charged to operations based on the units-of production method over the estimated proven and probable reserve tons and based on the average useful life of the mine, respectively. Mine development costs include costs incurred for site preparation and development of the mines during the development stage, and are charged to operations on a straight-line basis over the estimated operational life of the mine.

Business Combinations
i.  Business Combinations

When the Company acquires a business, the purchase price is allocated based on the fair value of tangible assets and identifiable intangible assets acquired, and liabilities assumed. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Goodwill as of the acquisition date is measured as the residual of the excess of the consideration transferred, plus the fair value of any noncontrolling interest in the acquiree at the acquisition date, over the fair value of the identifiable net assets acquired. If the fair value of the net assets acquired exceeds the purchase price, the resulting bargain purchase is recognized as a gain in the consolidated statement of operations. Prior to the adoption of ASC Subtopic 805-10, Business Combinations (ASC 805-10), the resulting negative goodwill was allocated as a pro rata reduction of the values of acquired nonmonetary assets. The Company generally engages independent, third-party appraisal firms to assist in determining the fair value of assets acquired and liabilities assumed. Such a valuation requires management to make significant estimates, especially with respect to intangible assets. These estimates are based on historical experience and information obtained from the management of the acquired companies. These estimates are inherently uncertain. For all acquisitions, operating results are included in the consolidated statement of operations from the date of acquisition.

Goodwill and Other Intangible Assets
j.  Goodwill and Other Intangible Assets

Impairment testing for goodwill is performed at the reporting unit level. In accordance with ASC Topic 350, Intangibles — Goodwill and Other (ASC 350), goodwill is tested for impairment annually during the third quarter, and will be tested for impairment between annual tests if an event occurs or circumstances change that more likely than not would indicate the carrying amount of a reporting unit may be impaired. Reporting units are at the reportable segment level, or one level below the reportable segment level for our GMI and Other reportable segments, and are aligned with our management reporting structure. Goodwill relates and is assigned directly to a specific reporting unit.

Impairment is the condition that exists when the carrying amount of goodwill exceeds its implied fair value. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. The excess of the fair value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds the implied fair value of goodwill of the reporting unit. Refer to note 3 (Business Combinations) and note 7 (Goodwill and Other Intangibles) for additional information.

Trade names have indefinite lives and are not amortized but rather tested annually for impairment and written down to fair value as required.

Impairment of Long-Lived Assets
k.  Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of such assets may not be recoverable. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts. The impairment loss is measured by comparing the fair value of the asset to its carrying amount. The Company considers various factors in determining whether an impairment test is necessary, including among other things, a significant or prolonged deterioration in operating results and projected cash flows, significant changes in the extent or manner in which assets are used, technological advances with respect to assets which would potentially render them obsolete, our strategy and capital planning, and the economic climate in the markets we serve. When estimating future cash flows and if necessary, fair value, the Company makes judgments as to the expected utilization of assets and estimated future cash flows related to those assets, considering historical and anticipated future results, general economic and market conditions, the impact of planned business and operational strategies and other information available at the time the estimates are made.

Mineral Reserves
l.  Mineral Reserves

Mineral reserves are recorded at fair value at the date of acquisition. Depletion of mineral reserves is computed using the units-of-production method utilizing only proven and probable reserves (as adjusted for recoverability factors) in the depletion base. Mineral reserves are included in Property, plant and equipment, net of accumulated depreciation, depletion and amortization in the consolidated balance sheets.

Exploration Costs
m.  Exploration Costs

Costs incurred to maintain current production capacity at a mine and exploration expenditures are charged to operating costs as incurred, including costs related to drilling and study costs incurred.

Share-Based Compensation
n.  Share-Based Compensation

The Company recognizes share-based compensation expense based on the estimated grant date fair value of share-based awards using a Black-Scholes option pricing model. Prior to vesting, cumulative compensation cost equals the proportionate amount of the award earned to date. The Company has elected to treat each award as a single award and recognize compensation cost on a straight-line basis over the requisite service period of the entire award. If the terms of an award are modified in a manner that affects both the fair value and vesting of the award, the total amount of remaining unrecognized compensation cost (based on the grant-date fair value) and the incremental fair value of the modified award are recognized over the amended vesting period.

On August 17, 2013, the Company amended certain outstanding options pursuant to the Company's 2006 Employee, Director and Consultant Stock Plan, to permit these options alternatively to be settled for cash or exercised for the issuance of shares, at the election of the option holder. This modification changed its classification from equity awards to liability awards and the fair value of the liability awards is remeasured at the end of each reporting period through settlement.

Refer to note 19 (Share-Based Compensation) for further information on the Company's accounting for share-based compensation.

Income Taxes
o.  Income Taxes

The Company's deferred tax assets and liabilities are determined based on temporary differences between financial reporting and tax bases of assets and liabilities, and applying enacted tax rates expected to be in effect for the year in which the differences are expected to reverse. If management determines it is more-likely-than-not that a portion of the Company's deferred tax assets will not be realized, a valuation allowance is recorded. The provision for income taxes is based on domestic (including federal and state) and international statutory income tax rates in the tax jurisdictions where the Company operates, permanent differences between financial reporting and tax reporting, and available credits and incentives.

Significant judgment is required in determining income tax provisions and tax positions. The Company may be challenged upon review by the applicable taxing authorities, and positions taken may not be sustained. All, or a portion of, the benefit of income tax positions are recognized only when the Company has made a determination that it is more-likely-than-not that the tax position will be sustained based upon the technical merits of the position. For tax positions that are determined as more-likely-than-not to be sustained, the tax benefit recognized is the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The accounting for uncertain income tax positions requires consideration of timing and judgments about tax issues and potential outcomes, and is a subjective estimate. In certain circumstances, the ultimate outcome of exposures and risks involves significant uncertainties. If actual outcomes differ materially from these estimates, they could have a material impact on the Company's results of operations and financial condition. Interest and penalties related to uncertain tax positions are recognized in income tax expense.

Financial Instruments
p.  Financial Instruments

The Company accounts for derivatives and hedging activities in accordance with ASC Topic 815, Derivatives and Hedging (ASC 815). ASC 815 requires that all derivative instruments be recorded on the balance sheet at their respective fair values. On a historical basis, the Company has used interest rate caps and interest rate swaps to manage interest rate exposures on long-term debt, a power hedge to manage commodity price risk, and foreign exchange forward and option contracts to manage foreign currency exchange exposures as discussed in note 13 (Derivative Instruments). As of June 30, 2014, we had no outstanding derivative instruments.

Recent Accounting Pronouncements
q.  Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board issued a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. This new guidance is effective for annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. Accordingly, we will adopt this new guidance beginning in fiscal 2018. Companies may use either a full retrospective or a modified retrospective approach to adopt this new guidance and management is currently evaluating which transition approach to use. We are currently evaluating the impact of this guidance on our consolidated results of operations, financial position and cash flows.